Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure Abstract
Accrued expenses	$ 235,449	$ 273,184
Accrued interest payable	38,622	44,026
Accounts payable	69,784	65,688
Dividends payable	33,701	29,027
Trades payable	720,212	4,084
Liability for GNMA loans sold with an option to repurchase	57,189	102,663
Reserves for loan indemnifications	24,781	38,074
Reserve for operational losses	41,452	35,665
Operating lease liabilities	152,588	165,139
Finance lease liabilities	22,572	19,810
Pension benefit obligation	35,568	52,616
Postretirement benefit obligation	179,211	168,681
Others	73,560	46,296
Total other liabilities	$ 1,684,689	$ 1,044,953